STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

November 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1%
California - 2.9%
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2030	550,000		712,553
California Public Works Board, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2028	1,500,000		1,867,707
California Public Works Board, Revenue Bonds, Refunding, Ser. C	5.00	8/1/2028	725,000	[a]	873,830
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2028	500,000		620,120
University of California, Revenue Bonds, Refunding, Ser. S	5.00	5/15/2027	600,000		725,667
				4,799,877
Illinois - 2.3%
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2029	500,000		621,486
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2026	500,000		580,607
Chicago Park District, GO, Refunding, Ser. C	4.00	1/1/2035	1,000,000		1,166,688
Illinois, GO, Ser. D	5.00	11/1/2026	1,250,000		1,483,877
				3,852,658
Indiana - .1%
Indiana Finance Authority, Revenue Bonds, Refunding (Duke Energy Indiana Project) (LOC; Sumitomo Mitsui Banking) Ser. A4	0.04	12/1/2039	100,000	[b]	100,000
Kentucky - 1.0%
Kentucky Public Energy Authority, Revenue Bonds, Ser. C1	4.00	6/1/2025	1,500,000	[c]	1,655,389
Nebraska - 1.0%
Central Plains Energy Project, Revenue Bonds, Refunding	4.00	8/1/2025	1,500,000	[c]	1,677,385
New Jersey - 1.5%
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	500,000		611,816
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	750,000		927,624
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	750,000		933,618
				2,473,058
New York - 92.3%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	500,000		588,705

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 92.3% (continued)
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2023	385,000		420,318
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2025	420,000		492,141
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2024	405,000		460,330
Berne-Knox-Westerlo Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	2.00	7/1/2031	1,160,000		1,194,822
Brookhaven, GO, Refunding, Ser. C	2.00	1/15/2030	1,000,000		1,047,876
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2024	710,000		795,118
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2025	200,000	[d]	232,094
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2025	300,000	[d]	348,141
Build NYC Resource Corp., Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2025	350,000	[d]	406,165
Colonie, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	2.00	3/1/2030	1,025,000		1,051,323
Dutchess County Local Development Corp., Revenue Bonds (Health Quest Systems Obligated Group) Ser. B	5.00	7/1/2026	1,000,000		1,188,526
Dutchess County Local Development Corp., Revenue Bonds (Marist College Project) Ser. A	5.00	7/1/2040	1,000,000		1,143,874
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2033	920,000		1,097,724
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2028	1,000,000		1,218,877
Dutchess County Local Development Corp., Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2026	525,000		613,398
East Ramapo Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	1,240,000		1,403,772

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 92.3% (continued)
Haverstraw-Stony Point Central School District, GO, Refunding (Insured; State Aid Withholding)	3.00	10/15/2030	1,000,000		1,095,564
Huntington, GO, Ser. A	2.00	6/15/2031	1,635,000		1,680,346
Island Trees Union Free School District, GO, Refunding (Insured; State Aid Withholding)	2.00	5/15/2032	1,545,000		1,594,376
Johnstown School District, GO, Refunding (Insured; Build America Mutual)	3.00	6/15/2028	1,100,000		1,215,024
Metropolitan Transportation Authority, Revenue Bonds (Green Bond) Ser. A	5.00	11/15/2035	1,570,000		1,894,314
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,300,000	[c]	2,542,633
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	4.00	11/15/2033	1,000,000		1,148,360
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B2	5.25	11/15/2033	750,000		930,658
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2025	1,000,000		1,162,246
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2035	1,215,000		1,417,876
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2030	1,000,000		1,158,701
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.00	11/15/2038	1,010,000		1,065,966
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2032	1,000,000		1,171,921
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2028	1,095,000		1,298,121
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. C	4.00	7/1/2035	1,000,000		1,153,326
Nassau County, GO, Ser. A	5.00	1/15/2031	500,000		597,409
Nassau County, GO, Ser. B	5.00	4/1/2024	1,500,000	[d]	1,660,922

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 92.3% (continued)
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. B	1.13	11/15/2027	1,400,000		1,375,017
New York City, GO (LOC; Mizuho Bank) Ser. A3	0.03	10/1/2040	1,400,000	[b]	1,400,000
New York City, GO (LOC; U.S. Bank NA) Ser. L4	0.02	4/1/2038	1,000,000	[b]	1,000,000
New York City, GO, Refunding, Ser. F2	3.24	8/1/2027	1,000,000		1,081,227
New York City, GO, Ser. E1	5.25	3/1/2031	1,065,000		1,337,435
New York City, GO, Ser. F1	3.00	3/1/2035	1,000,000		1,104,553
New York City Housing Development Corp., Revenue Bonds	2.40	11/1/2030	910,000		944,322
New York City Housing Development Corp., Revenue Bonds, Refunding, Ser. A	4.00	7/1/2024	1,150,000		1,209,483
New York City Housing Development Corp., Revenue Bonds, Ser. A1	3.38	11/15/2029	1,000,000		1,041,190
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.00	7/1/2025	1,500,000		1,608,515
New York City Housing Development Corp., Revenue Bonds, Ser. B2	5.25	7/1/2032	1,500,000		1,612,186
New York City Industrial Development Agency, Revenue Bonds (LOC; Bank of America NA) Ser. B	0.04	5/1/2033	200,000	[b]	200,000
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	1/1/2033	1,540,000		1,683,962
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	3/1/2030	1,600,000		2,066,339
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	1,000,000		1,270,901
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.25	7/15/2036	1,000,000		1,265,527

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 92.3% (continued)
New York City Transitional Finance Authority, Revenue Bonds (SPA; JPMorgan Chase Bank NA) Ser. A4	0.04	8/1/2045	600,000	[b]	600,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding	5.00	11/1/2031	1,000,000		1,335,951
New York City Transitional Finance Authority, Revenue Bonds, Ser. C2	2.98	11/1/2027	1,050,000		1,127,311
New York City Water & Sewer System, Revenue Bonds (LOC; Citibank NA) Ser. F2	0.02	6/15/2035	2,100,000	[b]	2,100,000
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	3.00	6/15/2038	500,000		548,820
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,040,000		1,137,957
New York City Water & Sewer System, Revenue Bonds, Refunding, Ser. FF2	5.00	6/15/2035	1,000,000		1,275,979
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.63	9/15/2069	1,500,000		1,553,757
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	2,000,000	[e]	2,185,640
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 2-3 World Trade Center Project)	5.15	11/15/2034	1,500,000	[e]	1,668,598
New York Liberty Development Corp., Revenue Bonds, Refunding (Green Bond) Ser. A	1.90	11/15/2031	2,000,000		2,014,047
New York State, GO, Refunding, Ser. B	2.05	3/15/2032	1,115,000		1,121,087
New York State Bridge Authority, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2036	1,220,000		1,478,903
New York State Dormitory Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. A	5.00	10/1/2030	1,045,000		1,283,802
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2039	250,000		289,345

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 92.3% (continued)
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2038	275,000		318,395
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2037	225,000		260,562
New York State Dormitory Authority, Revenue Bonds (Maimonides Medical Center) (Insured; Federal Housing Administration)	4.00	2/1/2040	250,000		288,559
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2023	2,400,000	[d]	2,580,765
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2034	550,000		656,859
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2032	640,000		766,838
New York State Dormitory Authority, Revenue Bonds, Refunding (Fordham University)	4.00	7/1/2034	1,000,000		1,147,621
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2023	1,000,000		1,074,987
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	4.00	7/1/2037	350,000		427,719
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center Obligated Group)	5.00	7/1/2030	1,155,000		1,358,408
New York State Dormitory Authority, Revenue Bonds, Refunding (State of New York Personal Income Tax) Ser. A	4.00	3/15/2037	1,000,000		1,197,542
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. A	5.00	7/1/2026	640,000		757,171

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 92.3% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School)	5.00	7/1/2032	1,420,000		1,621,310
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School)	5.00	7/1/2025	110,000	[d]	127,410
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.25	3/15/2037	775,000		987,499
New York State Dormitory Authority, Revenue Bonds, Ser. 2015B-B	5.00	3/15/2035	1,100,000		1,274,277
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2030	1,275,000		1,526,372
New York State Dormitory Authority, Revenue Bonds, Ser. A1	4.00	7/1/2030	955,000		1,155,808
New York State Dormitory Authority, Revenue Bonds, Ser. A1	4.00	7/1/2027	990,000		1,147,198
New York State Dormitory Authority, Revenue Bonds, Ser. B1	4.00	7/1/2026	1,200,000		1,365,981
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (Green Bond) (State Revolving Fund) Ser. D	3.00	9/15/2030	1,050,000		1,112,204
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. E	4.13	11/1/2028	1,000,000		1,038,736
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. L1	1.50	11/1/2029	520,000		521,201
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 203	3.10	10/1/2032	1,500,000		1,580,924
New York State Mortgage Agency, Revenue Bonds, Ser. 223	2.65	10/1/2034	1,000,000		1,043,243
New York State Mortgage Agency, Revenue Bonds, Ser. 226	1.70	4/1/2027	1,270,000		1,300,709
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. K	5.00	1/1/2031	2,000,000		2,264,335
New York State Urban Development Corp., Revenue Bonds, Refunding (State of New York Personal Income Tax)	4.00	3/15/2039	1,500,000		1,789,354

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 92.3% (continued)
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2024	1,575,000		1,717,706
New York Transportation Development Corp., Revenue Bonds (Empire State Thruway Partners)	4.00	10/31/2034	500,000		591,864
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2025	1,330,000		1,516,036
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2026	925,000		1,087,363
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding	5.00	4/1/2024	1,050,000		1,155,666
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2029	1,000,000		1,079,563
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	5.00	7/1/2027	1,005,000		1,181,323
Oneida County Local Development Corp., Revenue Bonds, Refunding (Utica College Project)	5.00	7/1/2029	1,105,000		1,342,094
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000		1,203,008
Sales Tax Asset Receivable Corp., Revenue Bonds, Refunding, Ser. A	5.00	10/15/2024	1,060,000	[d]	1,201,118
South Glens Falls Central School District, GO, Refunding (Insured; State Aid Withholding) Ser. A	2.00	7/15/2030	1,000,000		1,048,789
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	1,000,000		1,186,478
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University)	5.00	9/1/2039	200,000		250,998
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University)	5.00	9/1/2038	200,000		251,541

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 92.3% (continued)
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University)	5.00	9/1/2041	225,000		280,714
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University)	5.00	9/1/2040	225,000		281,406
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University)	5.00	9/1/2035	225,000		284,552
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University)	5.00	9/1/2034	200,000		253,344
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University)	5.00	9/1/2037	250,000		315,038
St. Lawrence County Industrial Development Agency, Revenue Bonds, Refunding (Clarkson University)	5.00	9/1/2036	225,000		284,223
Suffolk County, GO (Insured; Build America Mutual) Ser. A	4.00	4/1/2033	1,785,000		2,040,225
Suffolk County Water Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2030	1,145,000		1,305,150
The New York City Cultural Resources Trust, Revenue Bonds (Wildlife Conservation Society) Ser. A	5.00	8/1/2023	1,480,000	[d]	1,597,125
The New York City Cultural Resources Trust, Revenue Bonds, Refunding (Lincoln Center Performing Arts) Ser. A	5.00	12/1/2026	1,760,000		2,117,839
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2	2.00	5/15/2028	1,500,000	[c]	1,589,448
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2036	1,525,000		1,855,859
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C2	3.00	5/15/2033	2,500,000		2,815,015
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute)	5.00	9/1/2028	1,270,000		1,579,810

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.1% (continued)
New York - 92.3% (continued)
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	500,000	557,321
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2022	1,750,000	1,791,347
Washingtonville Central School District, GO, Refunding (Insured; State Aid Withholding)	3.00	6/15/2031	1,000,000	1,095,771
Webster Central School District, GO, Refunding (Insured; State Aid Withholding)	2.00	6/15/2031	1,105,000	1,136,546
Westchester County, GO, Ser. A	2.00	10/15/2032	1,000,000	1,042,488
Westchester County Local Development Corp., Revenue Bonds (Purchase Housing Corporation II Project)	5.00	6/1/2037	1,000,000	1,140,341
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2026	1,210,000	1,392,911
Westchester County Local Development Corp., Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2025	1,105,000	1,241,471
Westchester County Local Development Corp., Revenue Bonds, Refunding (Westchester Medical Center Obligated Group)	5.00	11/1/2028	1,000,000	1,151,932
Yonkers, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/15/2026	1,000,000	1,202,336
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	4.00	10/15/2029	200,000	221,828
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	740,273
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	320,000	376,319
				151,608,987
U.S. Related - .9%
Guam, Revenue Bonds, Ser. A	5.00	1/1/2024	1,000,000	1,003,841

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.1% (continued)
U.S. Related - .9% (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2029	140,000	174,393
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2028	120,000	147,024
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Fing Authority, Revenue Bonds, Refunding (Hospital Auxilio Mutuo Obligated Group)	5.00	7/1/2027	140,000	168,197
				1,493,455
Virginia - .1%
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (Virginia State University Real Estate Foundation) (LOC; Bank of America NA)	0.05	7/1/2030	100,000	[b] 100,000
Total Investments (cost $160,653,952)			102.1%	167,760,809
Liabilities, Less Cash and Receivables			(2.1%)	(3,484,866)
Net Assets			100.0%	164,275,943

GO—General Obligation

a Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2021.

b The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

c These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities were valued at $3,854,238 or 2.35% of net assets.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

November 30, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury 10 Year Notes	28	3/22/2022	3,625,946	3,662,750	(36,804)
Ultra 10 Year U.S. Treasury Notes	8	3/22/2022	1,158,172	1,175,125	(16,953)
Gross Unrealized Depreciation				(53,757)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Municipal Securities	-	167,760,809	-	167,760,809
Liabilities ($)
Other Financial Instruments:
Futures††	(53,757)	-	-	(53,757)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at November 30, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At November 30, 2021, accumulated net unrealized appreciation on investments was $7,106,857, consisting of $7,323,006 gross unrealized appreciation and $216,149 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.